UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ospraie Management, LLC
Address:       320 Park Avenue, 27th Floor
               New York, New York 10022

Form 13F File Number:  28-11391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Michael Wasserman
Name:          Ospraie Management, LLC
Title:         Chief Compliance Officer
Phone:         212-602-5000


Signature, Place, and Date of Signing:

/s/ Michael Wasserman               New York, NY                    05/14/09
---------------------               ------------                    --------
   [Signature]                      [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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                             TITLE                      VALUE     SHRS/      SH/  PUT/   OTHER    INVESTMENT        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS      CUSIP        (x$1000)  PRN AMT    PRN  CALL   MANAGERS DISCRETION  SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN COMMERCIAL LINES    COM NEW       025195207       872     275,000     SH          N/A      SOLE     275,000

                                         1                 872



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         1
Form 13F Information Table Value Total:         872
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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